Summary of significant accounting policies (Details 1) - CLP ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Summary Of Material Accounting Policies
Gains (losses) derived from net monetary position	$ (5,668,787)	$ 910,811	$ 3,115,880